FINANCING AND FINANCIAL INSTRUMENTS - Impact of the Adoption of IFRS 9 on Financial Assets (Details) $ in Millions	Jan. 01, 2018 USD ($)
Trade accounts receivable and other
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Change, Carrying amount	$ 0
Trade accounts receivable and other subject to TSR programs
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Change, Carrying amount	0
Cash and cash equivalents
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Change, Carrying amount	0
Restricted cash
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Change, Carrying amount	0
Prepaid expenses and other current assets
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Change, Carrying amount	0
Derivatives
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Change, Carrying amount	0
Other assets
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Change, Carrying amount	0
Derivatives
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Change, Carrying amount	0
Loans and receivables | Trade accounts receivable and other
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Original, Carrying amount	3,269
Loans and receivables | Trade accounts receivable and other subject to TSR programs
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Original, Carrying amount	594
Loans and receivables | Cash and cash equivalents
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Original, Carrying amount	2,574
Loans and receivables | Restricted cash
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Original, Carrying amount	212
Loans and receivables | Prepaid expenses and other current assets
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Original, Carrying amount	574
Loans and receivables | Other assets
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Original, Carrying amount	834
Amortized cost | Trade accounts receivable and other
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
New, Carrying amount	3,269
Amortized cost | Cash and cash equivalents
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
New, Carrying amount	2,574
Amortized cost | Restricted cash
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
New, Carrying amount	212
Amortized cost | Prepaid expenses and other current assets
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
New, Carrying amount	574
Amortized cost | Other assets
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
New, Carrying amount	834
Amortized cost | Other investments
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Original, Carrying amount	27
New, Carrying amount	27
Change, Carrying amount	0
Fair value recognized in profit or loss | Derivatives
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Original, Carrying amount	87
New, Carrying amount	87
Fair value recognized in profit or loss | Derivatives
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Original, Carrying amount	989
New, Carrying amount	989
Available-for-sale | Other investments
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Original, Carrying amount	1,444
New, Carrying amount	1,444
Change, Carrying amount	0
FVOCI | Trade accounts receivable and other subject to TSR programs
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
New, Carrying amount	$ 594